SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 - SUBSEQUENT EVENTS

In the third quarter of 2022, the Company issued 2,797,621 shares of common stock as a result of conversions of $1.1 million of the 2021 Notes.

In July 2022, the Company settled $0.8 million of the share subscription facility commitment fees (described in Note 2) through payment of 921,935 shares of common stock in accordance with the GEM agreement.

In July 2022, the Company financed its directors’ and officers’ liability insurance in the amount of $0.4 million to satisfy the outstanding liability recorded in accounts payable as of June 30, 2022.

2022 Notes

On June 30, 2022, the Company entered into an $8.0 million convertible financing agreement with institutional investors. The agreement provides for two closings, each for notes payable of $4.24 million (resulting in gross cash proceeds of $4.0 million). Funds were received for the first closing on July 1, 2022 and for the second closing on August 9, 2022.

The 2022 Notes are convertible into Common Stock, at a per share conversion price equal to $0.5450, a 10% premium to the average price of the Common Stock for the three trading days prior to the first closing. Under the Notes, commencing on September 29, 2022 and continuing monthly on the first day of each month beginning November 2, 2022, the Company is obligated to redeem one fifteenth (1/15th) of the original principal amount under the applicable Note, plus accrued but unpaid interest. The Company may elect to pay all or part of the redemption amount in cash with a premium of eight percent or in conversion shares of Common Stock based on a conversion price equal to the lesser of (i) the conversion price and (ii) 92% of the average of the three lowest VWAPs (as defined) during the ten consecutive trading days ending on the trading day that is immediately prior to the applicable redemption date, but in no event may the Company pay the redemption amount in conversion shares of Common Stock unless the conversion price is at least equal to $0.1003 and certain equity conditions are satisfied.

In connection with each of the first and second closings of the 2022 Notes the Company also issued warrants to purchase 4,667,890 shares of the Company’s common stock. The warrants have an exercise price of $0.7085, a 30% premium to the conversion price and are exercisable for five years following issuance of the 2022 Notes. The issuance of these warrants will require the Company to reduce the conversion price of the 2021 Notes and the exercise price of the outstanding warrants associated with the 2021 Notes to $0.78.

The proceeds of the 2022 Notes will be used for working capital purposes subject to certain customary restrictions are secured by the Company’s rights to its patents and licenses. The Company is restricted from issuing certain additional debt or equity without the prior written consent of the holders for certain specified periods set forth in the 2022 Notes.

The 2022 Notes mature on December 29, 2023 and February 7, 2024, for the first and second closings, respectively. The notes bear interest at a rate of 6% per annum, in addition to an original issue discount of 6%. The interest may be settled in cash or shares at the option of the Company and is payable together with monthly redemptions of the outstanding principal amount of the debt.

At the second closing of the 2022 Notes, the parties agreed to modify the conversion price of the remaining 2021 Notes from $0.78 to $0.35 until October 1, 2022, with any remaining balance payable in cash on October 10, 2022.

NOTE 12 - SUBSEQUENT EVENTS

On January 26, 2022, two proposals were approved at a special meeting of stockholders. The first proposal approved the issuance of shares of common stock upon the conversion of the 2021 Notes, as discussed in Note 7, and the exercise of the related warrants, in order to comply with certain Nasdaq rules. The second proposal approved an Amended and Restated 2021 Omnibus Incentive Plan, including an additional 3,000,000 shares available for future grant. Following this approval, the Company has granted a total of 1,986,000 stock options and 927,358 restricted stock units under the Plan to employees and consultants in 2022.

In the first quarter of 2022, the Company has issued 4,708,525 shares of common stock in repayment of $6.4 million in monthly redemptions of the 2021 Notes, as discussed in Note 7.